Pension And Other Postretirement Benefits (Amortization Schedule Of Pension Prior Service Costs) (Details) (Pension Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Outstanding Balance, Unrecognized Prior Service Cost	$ 630,211	$ 729,939
Annual Amortization	99,728	108,763	109,978
Pension Benefits, Unrecognized Prior Service Cost 1996 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	162,785
Initial Period	15 years 10 months 17 days
Outstanding Balance, Unrecognized Prior Service Cost	0
Annual Amortization	0
Pension Benefits, Unrecognized Prior Service Cost 1999 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	37,715
Initial Period	16 years 6 months 11 days
Outstanding Balance, Unrecognized Prior Service Cost	5,767
Annual Amortization	2,282
Pension Benefits, Unrecognized Prior Service Cost 2001 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	409,804
Initial Period	15 years 8 months 28 days
Outstanding Balance, Unrecognized Prior Service Cost	97,468
Annual Amortization	26,028
Pension Benefits, Unrecognized Prior Service Cost 2003 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	22,267
Initial Period	13 years 2 months 23 days
Outstanding Balance, Unrecognized Prior Service Cost	5,437
Annual Amortization	1,683
Pension Benefits, Unrecognized Prior Service Cost 2007 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	876,119
Initial Period	13 years 4 months 28 days
Outstanding Balance, Unrecognized Prior Service Cost	484,121
Annual Amortization	65,333
Pension Benefits, Unrecognized Prior Service Cost 2009 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	55,026
Initial Period	12 years 6 months
Outstanding Balance, Unrecognized Prior Service Cost	37,418
Annual Amortization	$ 4,402